Vessel in Operation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment	$ 1,940	$ 1,733	$ 3,348
Property, plant and equipment, net	$ 1,611	$ 194
Semi Refrigerated [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel		2
Payment for property plant and equipment		$ 243,800
Semi Refrigerated [Member] | Midsize Carrier [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel	2
Payment for property plant and equipment	$ 156,800
Semi Refrigerated [Member] | Handysize Carrier [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel	2
Payment for property plant and equipment	$ 152,500
Semi Refrigerated [Member] | Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel		2
Fully Refrigerated [Member] | Liquefied Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired	1
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,591,000